Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies

2 Summary of significant accounting policies

The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(a)	Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned or controlled subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

The operating results of subsidiaries acquired during the year are included in the accompanying consolidated statements of operations from the effective date of acquisition. Historical operating results of segments disposed of are included in discontinued operations.

(b)	Business combinations

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities the Group acquired based on their estimated fair values.

The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, useful lives and impairment of property, plant and equipment, goodwill and intangible assets, impairment of inventories, impairment of available-for-sale securities, impairment of deposits made for proposed acquisitions, and fair value of stock options and financial instruments. Actual results could differ from those estimates.

(d)	Revenues

Revenues primarily arise from product sales and the rendering of services. Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sellers’ price to the buyer is fixed or determinable; and (iv) collectability is reasonably assured. Specifically, product sales represent the invoiced value of goods, net of discounts, supplied to customers.

Revenues from product sales are recognized upon delivery to customers, when the products have been accepted by customers and when title has been passed. Rendering of services represents fees charged on the provision of information technology and network security consulting services. Fees on such services are subject to acceptance and are recognized upon the completion of the underlying services, the receipt of customer’s acceptance and when collectability of the fees is reasonably assured.

Revenue from constructing and installation of rooftop solar chip module systems is recognized upon installation is completed, using the percentage-of-completion method of accounting , commencing from the date when the solar chip modules are permanently attached or fitted to the rooftop of the related structures.

(e)	Income Taxes

Income taxes are provided using the assets and liability method in accordance with ASC 740 (formerly referred to as SFAS No. 109, “Income Taxes”, “Accounting for Income Taxes”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax asset and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The tax consequences of these differences are classified as current or non-current based on the classification of the related asset or liability for financial reporting. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

(f)	Uncertain tax positions

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than [50%] likely to be realized upon settlement.

The Group had no material uncertain tax positions as of December 31, 2009, 2010 and 2011.

(g)	Concentration of credit risk

In 2010, the Group started to engage in the business of manufacturing and selling solar modules to industrial users. All the Group’s revenue is derived from sales to customers located in PRC, Hong Kong and Europe. For the year ended 31 December 2011, 4 customers accounted for 67.7%, 17.7%, 7.7% and 3.6% of the Company’s net revenue, respectively.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, trade accounts receivable and amounts due from related parties. As of December 31, 2010 and 2011, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in the PRC and Hong Kong, which the management believes are of high credit quality. The Company has also put in place policies to ensure that sale of goods to customers with an appropriate credit history and the Company performs periodic credit evaluations of its customers.

(h)	Foreign currency transaction gains and losses and translation of foreign currencies

Transactions denominated in other currencies are translated into the functional currency of the respective entities at exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies at rates of exchange in effect on the balance sheet dates. All such exchange gains and losses are included in the statements of operations.

The functional currency of the Company is Hong Kong dollars (“HK$”). The functional currency of the subsidiaries of the Group that are established in the PRC is Renminbi (“Rmb”). The Group has chosen Rmb as its reporting currency. Assets and liabilities are translated using the exchange rates in effect at the balance sheet date and average exchange rates for the period are used for translation of revenue and expense transactions. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive (loss) income in the consolidated statements of changes in shareholders’ equity for the years presented.

Majority of commercial transactions are conducted in the respective functional currency of the entities within the Group, the foreign exchange risks are minimal. The Group is however exposed to foreign currency risk on certain financing activities, which are denominated in the United States Dollars (“U.S. dollars” or “US$”). Due to the fact that HK$ is pegged to the U.S. dollars, management considers the foreign exchange exposure to fluctuation in exchange rate between US$ and HK$ to be minimal.

The Group does not have any foreign currency hedging policy. However, management of the Company monitors foreign exchange exposure and will consider hedging significant currency exposure should the need arises.

(i)	Translation into United States Dollars

The consolidated financial statements of the Group are presented in Rmb. Translations of amounts from Rmb into U.S. dollars are solely for the convenience of the reader and were calculated at the rate of (Rmb6.30559=US$1) on December 31, 2011 representing the exchange rates quoted by the People’s Bank of China in the PRC . The translation is not intended to imply that the Rmb amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2011 or at any other rate.

(j)	Property, plant and equipment and land use right

Property, plant and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets. The estimated useful lives of property, plant and equipment are as follows:

Buildings	20 years
Plant and machinery	10 years
Computer equipment	3 years
Furniture, fixtures and office equipment	3 years
Motor vehicles	5 years

All land in the PRC is owned by the government. According to PRC law, the government may sell the right to use of the land for a specified period of time. Thus, all of the land use rights purchased by the Group in the PRC are considered to be leasehold land and classified as land use right. These land use rights are amortized on a straight-line basis over the term of the land use rights of 50 years. Amortization expense was Rmb90, Rmb90 and Rmb90 for years ended December 31, 2009, 2010 and 2011, respectively.

(k)	Construction in progress

Construction in progress represents buildings, structures, plant and machinery and other property, plant and equipment under construction or installation and is stated at cost less any impairment losses, and is not depreciated. Cost comprises direct costs of construction, installation and testing as well as capitalized borrowing costs on related borrowed funds during the period of construction or installation. No interest was capitalized for the years ended December 31, 2009, 2010 and 2011. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for use.

(l)	Intangible assets acquired through business combinations

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805 (formerly referred to as SFAS No. 141 (Revised 2007) “Business Combinations”). Intangible assets arising from the acquisitions of subsidiaries are initially recognized and measured at estimated fair value upon acquisition. Amortization is computed using the straight-line method over the following estimated useful lives:

Long term supply contract	5 years
Customer relationship	5 years

(m)	Goodwill

Goodwill is measured as the excess of (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are included within goodwill.

In accordance with ASC 350 (formerly referred to as SFAS No. 142 “Goodwill and other intangible assets”), no amortization is recorded for goodwill. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In December of each year, the Company tests impairment of goodwill at the reporting unit level and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. No impairment losses were recorded in the years ended December 31, 2009, 2010 and 2011.

(n)	Impairment or disposal of long lived assets

Long-lived assets are assessed for impairment when events and circumstances exist that indicate the carrying amount of these assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Impairment of property, plant and equipment of Rmb6,463, Rmb591 and Rmb347 was recognized for the years ended December 31, 2009, 2010, and 2011, respectively.

Long-lived assets to be disposed of are stated at the lower of fair value less cost to sell or carrying amount. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred.

(o)	Trade accounts receivable

Trade accounts receivable are stated at the amount invoiced, less allowance for doubtful accounts. An allowance for doubtful accounts is recorded based on a combination of historical experience, aging analysis and information on specific accounts. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Management has determined that allowance of Nil, Nil, and Rmb3,243 is required at December 31, 2009, 2010 and 2011.

(p)	Inventories

Inventories are carried at the lower of cost or net realizable value. Cost is determined using the weighted average method. Net realizable value is determined by reference to the sales proceeds of items sold in the ordinary course of business or to a management estimate based on prevailing market conditions.

(q)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with banks and liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates their fair value.

(r)	Investment in securities

The Company accounts for its investments in accordance with ASC 320 (formerly SFAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities”). The Company classifies the investments in debt and equity securities as “trading” or “available-for-sale”. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value with unrealized gains and losses included in investment income. The Company does not have investments that are classified as held-to-maturity.

Investments designated as available-for-sale (“AFS”) are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive (loss) income in shareholders’ equity. Realized gains or losses are charged to the income during the period in which the gain or loss is realized.

The Group reviews its investment in AFS for potential impairment based on: the length of the time and extent to which the market value has been below cost; the financial condition and near-term prospects of the issuer of the AFS; and its intent and ability to retain the AFS for a period of time sufficient to allow for any anticipated recovery in market value. If it is determined that the impairment is other than temporary, an impairment loss will be recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment becomes the new cost basis of the investment and will not be adjusted for subsequent recoveries in fair value. Subsequent increases and decreases in the fair value of AFS will be included in comprehensive income through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which will be charged to income.

During the years ended December 31, 2009, 2010 and 2011, impairment on AFS of nil, Rmb3,549 and Rmb12,859 was recognized, respectively in the consolidated statements of operations.

(s)	Fair value Measurement

The carrying value of the Group’s financial instruments, including cash and cash equivalents, trading securities and available-for-sale securities, trade accounts receivable, value added tax and business tax recoverable, other assets and trade accounts payable, accrued professional fees, short term loan and other current liabilities and accrued expenses, approximate their fair values due to their relatively short-term nature.

(t)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred since development costs have not been significant.

(u)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by the municipal provincial governments for its employees. Employees of the Group in Hong Kong have joined the Mandatory Provident Fund Scheme which is also a defined contribution plan operated by the Hong Kong government. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare are provided to employees after their retirement. The Group has no other material obligation for the payment of employee benefits associated with these plans beyond the annual contribution described above.

The contributions are charged to the consolidated statement of operations as they become payable in accordance with the rules of the respective plans. For the years ended December 31, 2009, 2010 and 2011, the Group contributed Rmb212, Rmb285 and Rmb784, respectively, to the plans.

(v)	Segment reporting

At the end of 2008, the Company classified Jingle Group as a discontinued operation. The Company disposed of Jingle Group in Feburary 2009. Therefore, during 2009, 2010 and 2011, the Group’s continuing business is solely of one operating segement, which is the provision of Solar Energy Operations. All of the Group’s revenues are derived in the PRC, Hong Kong and Europe. Substantially all sales were made to Europe. All long-lived assets are located in PRC.

(w)	Comprehensive (loss) income

Accumulated other comprehensive (loss) income represents foreign currency translation adjustments and the unrealized (loss) gain on available-for-sale securities, net of tax, and is included in the consolidated statements of shareholders’ equity.

(x)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses included in the consolidated statements of operations were Rmb4, Rmb11 and Rmb71 for the years ended December 31, 2009, 2010 and 2011, respectively.

(y)	Earnings or loss per share

Basic earnings or loss per share represents income available to common shareholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings or loss per share reflects additional common shares that would have been outstanding if dilutive common stock equivalents were issued, as well as any adjustment to income that would result from the assumed issuance. Dilutive common stock equivalents that may be issued by the Group relate to outstanding stock options and warrants, and are determined using the treasury stock method. The effect of stock purchase warrants, stock options, warrants, option rights and convertible note is excluded from the computation if the effect would be anti-dilutive.

(z)	Stock-based compensation

The Group grants stock options to its employees and certain non-employees under the Company’s stock option plans. The Group follows ASC 718 (formerly referred to as SFAS No. 123 (revised 2004) “Share-Based Payment”), whereby entities are required to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service, known as the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models. If an equity award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

(aa)	Convertible note

As discussed in Note 21, the Company issued a convertible note to a subscriber during 2009. In accordance with ASC 815, Derivatives and Hedging, the Company accounted for the conversion option as a freestanding instrument separately in the balance sheet. The debt host were recorded with a discount equal to the value of the conversion option at the transaction date and will be accreted to the redemption value of the convertible note over the life of the convertible note. The change in fair value of the conversion option of Rmb5,040 was recorded in the consolidated statements of operations for the year ended December 31, 2009. The interest expense recognized for accretion to the redemption value of the convertible note was Rmb5,760 for the year ended December 31, 2009. Upon the conversion of convertible note, the loss on extinguishment, the difference between the sum of the recorded amounts for the debt host and the conversion option, and the fair value of the shares issued at the conversion date, of Rmb3,434 was recorded in the consolidated statements of operations for the year ended December 31, 2009.

(ab)	Warrants and option rights

As detailed in Note 17, the Company issued common shares to certain institutional investors attached with certain warrants and option rights. In accordance with ASC 815 (formerly contained in FAS133 and EITF00-19), the Company accounted for Warrant B (described in Note 17) as a liability instrument and it is carried at fair value with changes in fair value being recorded in the consolidated statement of operations. Warrant A and option rights (both described in Note 17) were recorded as equity instruments. With the adoption of ASC 815-40-15 (earlier referred to as EITF 07-5) as of January 1, 2009, Warrant A and option rights are classified as liabilities as Warrant A contain a reset feature, whereby the exercise price of the instruments would be reset to the market price if the market price is lower than the exercise price at a specified date and option rights contain similar features whereby the number of shares to be finally issued under option rights are not fixed. Following the guidance under ASC 815-40-15, the Company has recorded the cumulative effect of such change as an adjustment to the opening balance of retained earnings. Accordingly, both warrants and option rights are carried at fair value at each reporting date with changes in fair value being recorded in the consolidated statements of operations. The fair value of the warrants and option rights are estimated using the Binomial Model and Monte Carlo simulation.

(ac)	Operating leases

Leases where substantially all the risk and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the leasing company are expensed on a straight-line basis over the lease periods.

(ad)	Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized in income when the associated obligations for earning such subsidies have been met. The Company received government subsidies for general corporate purposes and specific projects undertaken by the Group of Rmb900, Nil and Rmb300 during the years ended December 31, 2009, 2010 and 2011, respectively, of which the Company has recognized government subsidies of Rmb600, Nil and Nil, respectively, as other income.

(ae)	Shipping and handling

Expenses of Nil, Rmb3,125 and Rmb1,853 related to shipping and handling costs were recognized as selling expenses in the years ended December 31, 2009, 2010 and 2011, respectively in consolidated statement of operations.

(af)	Recent accounting pronouncements

In December 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This ASU amends guidance for Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for fiscal years and interim periods beginning after December 15, 2010, with early adoption not permitted. The adoption of ASU 2010-28 did not have a material impact on the Company’s consolidated financial statement.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”(ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of ASU No. 2011-04 is not expected to have a material impact on the Company’s consolidated financial statement.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”(ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The adoption of these standards is not expected to have a significant impact on the Company’s consolidated financial statements.

        In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.